Concentrations of Risk - Schedule of Customer Concentration (Details) - MYR (RM)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
SM Prominent Sdn Bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 15,831,117	RM 8,744,392
Percentage of revenues	24.83%	27.02%
Trade receivables	RM 4,320,680	RM 733,928
KLC Ventures Sdn Bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 10,857,238	RM 4,238,782
Percentage of revenues	17.03%	13.10%
Trade receivables	RM 3,344,510	RM 1,088,851
Rams Solutions Sdn bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 9,426,101	RM 4,721,039
Percentage of revenues	14.78%	14.59%
Trade receivables
Customer Concentration [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 36,114,456	RM 17,704,213
Percentage of revenues	56.64%	54.71%
Trade receivables	RM 7,665,190	RM 1,822,779